Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS
Years ended December 31, 2011, 2010 and 2009

(in millions)
	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Allowance for doubtful accounts:
Year Ended December 31, 2011	$5.0	$3.6	$(3.2)	$5.4
Year Ended December 31, 2010	6.3	1.2	(2.5)	5.0
Year Ended December 31, 2009	6.4	5.1	(5.2)	6.3

Inventory valuation reserve:
Year Ended December 31, 2011	$4.1	$22.8	$(22.0)	$4.9
Year Ended December 31, 2010	3.5	28.9	(28.3)	4.1
Year Ended December 31, 2009	3.5	21.9	(21.9)	3.5

Reserve for sales returns:
Year Ended December 31, 2011	$3.2	$32.0	$(30.7)	$4.5
Year Ended December 31, 2010	2.9	29.4	(29.1)	3.2
Year Ended December 31, 2009	2.9	26.8	(26.8)	2.9